CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,898,162	15,696,266
Common stock, shares issued	347,926	264,977
Common stock, shares outstanding	347,926	264,977
MedTech Acquisition Corp
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
MedTech Acquisition Corp | Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
MedTech Acquisition Corp | Class A common stock subject to possible redemption
Number of shares subject to redemption	1,953,422	25,000,000
Common stock subject to possible redemption, price per share	$ 10.14	$ 10.00
MedTech Acquisition Corp | Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	6,250,000	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000